Additional information - Financial Statement Schedule I - Reconciliations (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
IFRS (loss)/profit reconciliation:
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	£ (144,861)	£ (98,680)	£ (64,876)
(Loss)/profit for the year	(115,510)	(92,216)	(23,233)
IFRS equity reconciliation:
Additional (loss)/profit if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(178,171)	(37,171)	39,380
IFRS equity	127,508	272,512	351,232	£ 415,202
Parent
IFRS (loss)/profit reconciliation:
(Loss)/profit for the year	29,351	6,464	41,643
IFRS equity reconciliation:
IFRS equity	£ 305,679	£ 309,683	£ 311,852	£ 313,925